Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks - Additional Information (Detail) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Loan commitments	$ 46,405,869	$ 37,194,220
Letters of credit outstanding	$ 2,842,010	$ 3,456,180